Note 1 - Segment information (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Profit (loss) before tax	$ 4,632,789	$ 3,165,937	$ 1,242,766
Percentage of entity's revenue	10.00%	10.00%	10.00%
Contract liabilities	$ 263,700	$ 242,900	$ 92,400
Tenaris [member] | Government customers [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	26.00%	22.00%	23.00%
USA
Disclosure of operating segments [line items]
Percentage of entity's revenue	39.00%
Argentina
Disclosure of operating segments [line items]
Percentage of entity's revenue	15.00%
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Profit (loss) before tax	$ 98,500	$ 77,900	$ 45,600